Long-Term Debt - Additional Information - NOK Bonds (Detail) - Teekay LNG - Nibor Loan [Member] $ in Millions, kr in Billions	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 NOK (kr)	Dec. 31, 2018 USD ($)
Norwegian Kroner Denominated Bonds Due Through Two Thousand Twenty Three [Member]
Debt Instrument [Line Items]
Debt instrument, carrying amount for unsecured debt | kr		kr 3.1
Debt instrument, carrying amount | $	$ 347.2		$ 353.0
Derivative, Notional Amount	$ 382.5	kr 3.1
Norwegian Kroner Denominated Bonds Due Through Two Thousand Twenty Three [Member] | Minimum
Debt Instrument [Line Items]
Debt instrument spread on variable rate	3.70%
Norwegian Kroner Denominated Bonds Due Through Two Thousand Twenty Three [Member] | Maximum
Debt Instrument [Line Items]
Debt instrument spread on variable rate	6.00%
Fixed interest rates based on cross currency swaps	7.89%	7.89%
Norwegian Krone-denominated Bonds due through August 2023 | Minimum
Debt Instrument [Line Items]
Fixed interest rates based on cross currency swaps	5.92%	5.92%